Earnings per Share (Narrative) (Details) - shares shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23.6	13.8	20.8	9.8	12.0	9.1	7.1